Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2025
Share Based Compensation [Abstract]
Schedule of Activities of the Restricted Shares

A summary of activities of the restricted shares for the fiscal year ended June 30, 2025 is as follow:

	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date
Unvested as of June 30, 2024	-	$
Granted	768,000		5.57
Vested	(33,000)		5.38
Unvested as of June 30, 2025	735,000		$5.58

Schedule of Allocation of Total Share Based Compensation Expenses

The allocation of total share-based compensation expenses is set forth as follows:

	For the fiscal years ended June 30,
	2025	2024	2023
Sales and marketing expenses	$180,800	$-	$-
General and administrative expenses	403,350	-	-
Total	$584,150	$-	$-